Earnings per unit and cash distributions Earnings per unit and cash distributions (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	$ 138.2		$ 144.4		$ 198.6
Cash distributions declared and paid in the period per unit	$ 1.6025	[1]	$ 1.2325	[1]
Subsequent event: Cash distributions declared and paid relating to the period per unit	$ 0.5675	[2]	$ 0.4450	[2]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.3875
Annually distribution of operating surplus (in US dollars per share)	$ 1.55
First target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution	100.00%
Additional Quarterly Distribution Per Unit	$ 0.4456
Second target distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.4844
Percentage of unit holders receiving additional distribution	85.00%
Percentage of unit holders receiving incentive distribution	15.00%
Third Target Distribution [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Quarterly distribution of operating surplus (in US dollars per share)	$ 0.5813
Percentage of unit holders receiving additional distribution	75.00%
Percentage of unit holders receiving incentive distribution	25.00%
Target Distributions Thereafter [Member]
Calculations of basic and diluted earnings per unit [Abstract]
Percentage of unit holders receiving additional distribution	50.00%
Percentage of unit holders receiving incentive distribution	50.00%
Common Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	109.2		56.4
Weighted average units outstanding (basic and diluted) (in shares)	62,374		26,266
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 1.75		$ 2.15
Subordinated Units
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	29.0		30.2
Weighted average units outstanding (basic and diluted) (in shares)	16,543		16,543
Earnings per unit (basic and diluted) ( (in US dollars per share)	$ 1.75		$ 1.83
Seadrill
Calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Seadrill Partners LLC owners	0	[3]	57.8	[3]
Incentive distribution, distribution			$ 0.5

[1]	Refers to the cash distributions relating to the period declared and paid during the year.
[2]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.
[3]	Pre-acquisition net income from entities acquired from Seadrill in common control transactions during 2013 (See Note 3), has been allocated to the Seadrill member interest. The Seadrill member interest, and its rights to the Incentive distribution rights, is owned by the predecessor owner of acquired entities, Seadrill Limited. Included within the amount allocated to the Seadrill member interest in 2013 is $0.5 million allocated to the Incentive distribution rights.